Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2020 ₨ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2018 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 47.59	$ 0.63	₨ 41.07	₨ 34.59
Effect of potential equity shares for stock options outstanding | (per share)	0.32	0.01	0.41	0.44
Diluted earnings per share | (per share)	47.27	0.62	40.66	34.15
Basic earnings per share | (per share)	142.77	1.89	123.21	103.77
Diluted earnings per share | (per share)	141.81	1.86	121.98	102.45
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 0.96	$ 0.03	₨ 1.23	₨ 1.32